AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 96,172		$ 63,157
Gross Unrealized Gains	1,387		1,541
Gross Unrealized Losses	(901)		(485)
Allowance for Credit Losses	(1)	$ (5)	(4)	$ (3)	$ (12)	$ (27)
Fair Value	96,657		64,209
U.S. treasury and government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	368		398
Gross Unrealized Gains	1		3
Gross Unrealized Losses	(42)		(41)
Allowance for Credit Losses	0		0
Fair Value	327		360
U.S. state and municipal
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,013		3,075
Gross Unrealized Gains	80		107
Gross Unrealized Losses	(23)		(21)
Allowance for Credit Losses	0	(4)	(3)	0	0	0
Fair Value	3,070		3,158
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	14,047		1,827
Gross Unrealized Gains	185		53
Gross Unrealized Losses	(78)		(29)
Allowance for Credit Losses	0		0
Fair Value	14,154		1,851
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	67,915		47,834
Gross Unrealized Gains	915		1,077
Gross Unrealized Losses	(594)		(311)
Allowance for Credit Losses	(1)	(1)	(1)	(2)	(10)	(26)
Fair Value	68,235		48,599
Residential mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,052		1,154
Gross Unrealized Gains	39		52
Gross Unrealized Losses	(3)		(2)
Allowance for Credit Losses	0	0	0	0	(1)	(1)
Fair Value	1,088		1,204
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,782		3,649
Gross Unrealized Gains	91		121
Gross Unrealized Losses	(46)		(32)
Allowance for Credit Losses	0		0
Fair Value	3,827		3,738
Collateralized debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	5,995		5,220
Gross Unrealized Gains	76		128
Gross Unrealized Losses	(115)		(49)
Allowance for Credit Losses	0	$ 0	0	$ (1)	$ (1)	$ 0
Fair Value	$ 5,956		$ 5,299